Document and Entity Information	Nov. 10, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity File Number	0-16084
Entity Registrant Name	Citizens & Northern Corporation
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2451943
Entity Address, Address Line One	90-92 Main Street
Entity Address, City or Town	Wellsboro
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16901
City Area Code	570
Local Phone Number	724-3411
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	CZNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000810958
Amendment Flag	false